Share-Based Payment (Details) - Schedule of detailed information about the fair value for options granted - Black-Scholes-Merton Options pricing model [Member]	12 Months Ended
Dec. 31, 2020
Share-Based Payment (Details) - Schedule of detailed information about the fair value for options granted [Line Items]
Dividend yield	0.00%
Expected volatility	74.20%
Risk-free interest	0.67%
Expected life (years)	10 years